Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 27, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 28, 2022	Jun. 16, 2022
Subsidiary, Sale of Stock [Line Items]
Cash		$ 172,441	$ 172,441			$ 172,441	$ 254,523	$ 254,523
Proceeds from issuance initial public offering						117,300,000	$ 115,000,000	$ 115,000,000
Share issue price per share							$ 10.00	$ 10.00
Proceeds advanced from affiliate	$ 1,150,000					$ 1,150,000	$ 92,737
Trust account interest income		168,617
Effective Income Tax Rate Reconciliation, Percent			0.75%	0.00%	0.00%	1.31%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%		21.00%
Cash, FDIC insured amount		250,000	$ 250,000			$ 250,000	$ 250,000	$ 250,000
Stock issued during period shares warrants exercised.						6,014,088	6,014,088
Cash		$ 172,441	$ 172,441			$ 172,441	$ 254,523	254,523
Cash equivalents							$ 0	$ 0
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue price per share	$ 10.21
Common stock, shares issued	1,025,000	4,333,047	4,333,047			4,333,047	528,175	528,175		5,000,000
Common stock, shares outstanding		4,333,047	4,333,047			4,333,047	528,175	528,175
Common stock, shares redemption		7,695,128	7,695,128			7,695,128	11,500,000	11,500,000
Common stock, shares redemption		7,695,128	7,695,128			7,695,128	11,500,000	11,500,000	7,554,784
Common Class A [Member] | Purchasers [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares redemption		3,804,872	3,804,872			3,804,872
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering						$ 117,300,000	$ 117,300,000
Share issue price per share		$ 10.00	$ 10.00			$ 10.00	$ 10.20	$ 10.20